Fair Value Measurements (Tables)	11 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Gross Holding Losses and Fair Value of Held-to-Maturity Securities	The gross holding gains and fair value of
held-to-maturity
securities at December 31, 2020 are as follows:

	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2020	U.S. Treasury Securities (Mature on 1/28/2021)	1	$414,228,281	$4,345	$414,232,626